Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash, cash equivalents and restricted cash	¥ 763,800	$ 107,579	¥ 753,642	¥ 626,715
Prepaid expenses and other current assets	109,018	15,355	98,272
Total current assets	1,031,754	145,319	969,104
Non-current assets
Long-term investments	61,354	8,642	73,513
Other non-current assets	33,160	4,670	37,880
Total non-current assets	1,086,752	153,065	1,306,966
TOTAL ASSETS	2,118,506	298,384	2,276,070
Current liabilities
Accrued expenses and other current liabilities	409,691	57,703	436,339
Total current liabilities	1,010,176	142,279	1,478,144
Non-current liabilities
Other non-current liabilities	6,994	985	6,770
Total non-current liabilities	832,781	117,295	1,177,777
TOTAL LIABILITIES	1,842,957	259,574	2,655,921
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	2,305,042	324,658	2,309,740
Accumulated other comprehensive income	143,276	20,180	127,885
Accumulated deficit	(2,171,284)	(305,819)	(2,812,114)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	275,549	38,810	(379,851)	(1,014,152)	¥ (1,212,127)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/EQUITY	2,118,506	298,384	2,276,070
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1	0	1
Treasury stock | ¥	(4,698)		(7,985)	¥ (3,623)
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1	0	1
Parent Company
ASSETS
Cash, cash equivalents and restricted cash	483,990	68,169	496,184
Prepaid expenses and other current assets	12,045	1,697	8,805
Amounts due from subsidiaries	1,350,095	190,157	1,383,654
Total current assets	1,846,130	260,023	1,888,643
Non-current assets
Long-term investments	16,528	2,328	12,622
Other non-current assets	26,106	3,677	25,424
Total non-current assets	42,634	6,005	38,046
TOTAL ASSETS	1,888,764	266,028	1,926,689
Current liabilities
Accrued expenses and other current liabilities	8,400	1,185	46,709
Total current liabilities	8,400	1,185	46,709
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	1,603,328	225,824	2,254,467
Total non-current liabilities	1,603,328	225,824	2,254,467
TOTAL LIABILITIES	1,611,728	227,009	2,301,176
SHAREHOLDERS' (DEFICIT)/EQUITY
Treasury stock | $		0
Additional paid-in capital	2,305,042	324,658	2,309,740
Accumulated other comprehensive income	143,276	20,180	127,885
Accumulated deficit	(2,171,284)	(305,819)	(2,812,114)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	277,036	39,019	(374,487)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/EQUITY	1,888,764	266,028	1,926,689
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1	0	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	0	0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 1	$ 0	¥ 1